Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

July 12, 2013

Via EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

Redmont Resolute Fund I and Redmont Resolute Fund II (the “Funds”)

File Nos. 33-72424, 811-8194

To Whom it may Concern:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated June 28, 2013, to the prospectus dated March 31, 2013, with respect to the Funds. The purpose of this filing is to submit the 497(e) filing dated June 28, 2013 in XBRL for the Funds.

If you have any questions or further comments, please contact the undersigned at (720) 917-0864.

Very truly yours,

/s/ David T. Buhler

David T. Buhler
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP